Accrued liabilities and provisions (Details 2) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Legal proceedings contingent liability [member]
Disclosure of accrued liabilities and provisions [Line Items]
Loss contingency, unrecorded amount	$ 62,131	$ 62,131
Contingent liability arising from post-employment benefit obligations [member]
Disclosure of accrued liabilities and provisions [Line Items]
Loss contingency, unrecorded amount	16,562	16,562
Tax contingent liability 2010 [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Loss contingency, unrecorded amount	0	344,915
Damage of transandino pipeline [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Loss contingency, unrecorded amount	209,220	0
Breaking of the economic and financial balance [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Loss contingency, unrecorded amount	110,266	0
Salary readjustments [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Loss contingency, unrecorded amount	60,313	0
Damage caused by oil spills [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Loss contingency, unrecorded amount	43,333	43,333
Contractual imbalance road connection works [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Loss contingency, unrecorded amount	31,679	0
Differences with supplier in contract settlement [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Loss contingency, unrecorded amount	30,027	0
seismic acquisition service [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Loss contingency, unrecorded amount	$ 30,000	$ 0